Finance Costs, Net (Tables)	12 Months Ended
Mar. 31, 2026
Finance Costs, Net [Abstract]
Schedule of Finance Costs, Net
	2026	2025	2024
Interest income on bank balance	$454	$1,741	$474
Finance income	454	1,741	474

Interest expenses for lease liability	(22,562)	(34,775)	(31,882)
Interest expenses on loans and long-term payable	(111,287)	(62,892)	(50,884)
Finance costs	(133,849)	(97,667)	(82,766)

Finance costs, net	$(133,395)	$(95,926)	$(82,292)